Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Summary Of Inventories
Details of inventories as of June 30, 2022 and as of December 31, 2021 are as follows:

(In Euros)	June 30, 2022	December 31, 2021
Raw materials	24,023,441	5,225,600
Work in progress	14,762,806	11,998,927
Finished goods	15,686,174	10,264,746

Total	54,472,421	27,489,273

Details of inventories at 31 December 2021 and 2020 are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020
Raw materials	5,225,600	1,984,132
Work in progress	11,998,927	2,211,736
Finished goods	10,264,746	3,048,753

Total	27,489,273	7,244,621